Accrued and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Accrued Liabilities, Current [Abstract]
Accrued and Other Current Liabilities	Accrued and Other Current Liabilities
Accrued and other current liabilities at December 31, 2023 and 2022 consist of the following:

(in thousands)	Notes	2023	2022

Payroll and related accruals		$81,377	$99,885
Accrued expenses		70,007	62,469
Deferred revenue	(4)	66,432	69,000
Other liabilities	(6)	62,819	59,187
Fair value of derivative instruments	(14)	49,774	111,252
Operating lease liabilities	(12)	22,268	22,220
Accrued contingent consideration and milestone payments	(15)	18,359	8,181
Income taxes payable	(17)	12,475	13,980
Accrued royalties	(20)	9,699	12,877
Accrued interest on long-term debt	(16)	8,518	5,431
Cash collateral	(14)	5,440	21,755
Total accrued and other current liabilities		$407,168	$486,237